Personnel expenses - Additional Information (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Classes of employee benefits expense [abstract]
Post-employment benefit expense, defined contribution plans	€ 0.9	€ 0.2	€ 0.2
Employee health insurance cost	0.8	0.6	0.4
Social security contributions	3.2	2.4	1.7
other miscellaneous expenses	€ 0.1	€ 0.1	€ 0.1